Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Compensation of Key Management Personnel
Compensation of key management personnel

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,376	$2,348	$2,179
Share-based payment expense for the year	1,043	1,397	1,106
Board members fees to non-executive members	190	199	210
Total compensation expense for key management personnel	$3,609	$3,944	$3,495